Other Payables and Accrued Liabilities (Tables)	12 Months Ended
Sep. 30, 2024
Other Payables and Accrued Liabilities [Abstract]
Schedule of Other Payables and Accrued Liabilities	Other payables and accrued liabilities consist of the following as of September 30, 2024, and 2023:
	2024	2023
Customers’ deposits	-	$351,700
Other	$56,207	76,978
Totals	$56,207	$428,678